ORGANIZATION AND OPERATIONS	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND OPERATIONS
ORGANIZATION AND OPERATIONS

WHEELS UP EXPERIENCE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    ORGANIZATION AND OPERATIONS

Wheels Up Experience Inc. (together with its consolidated subsidiaries, “Wheels Up”, the “Company”, “our”, “we”, and “us”) is a leading brand in private aviation that strives to deliver a total private aviation solution.

On July 13, 2021 (the “Closing Date”), we consummated the transactions contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated as of February 1, 2021, as amended on May 6, 2021, by and among Aspirational Consumer Lifestyle Corp., a blank check company incorporated as a Cayman Islands exempted company (“Aspirational”), Wheels Up Partners Holdings LLC, a Delaware limited liability company (“WUP”), Kittyhawk Merger Sub LLC., a Delaware limited liability company and a direct wholly owned subsidiary of Aspirational (“Merger Sub”), Wheels Up Blocker Sub LLC, a Delaware limited liability company and a direct wholly owned subsidiary of Aspirational (“Blocker Sub”), the Blocker Merger Subs (as defined in the Merger Agreement) and the Blockers (as defined in the Merger Agreement). In connection with the closing of the Merger Agreement, Aspirational filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which Aspirational was domesticated and continues as a Delaware corporation, changing its name to “Wheels Up Experience Inc.” (the “Domestication”).

On the Closing Date, (i) the Blockers simultaneously merged with and into the respective Blocker Merger Subs, with the Blockers surviving each merger as wholly owned subsidiaries of Wheels Up (the “First Step Blocker Mergers”), (ii) thereafter, the surviving Blockers simultaneously merged with and into Blocker Sub, with Blocker Sub surviving each merger (the “Second Step Blocker Mergers”), and (iii) thereafter, Merger Sub merged with and into WUP, with WUP surviving the merger, with Wheels Up as its managing member (the “Company Merger” and collectively with the First Step Blocker Mergers and the Second Step Blocker Mergers, the “Mergers” and, together with the Domestication, the “Business Combination”) (See Note 3).